Related party transactions (Details) ¥ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2022 CNY (¥) shares	Dec. 31, 2021 CNY (¥) shares	Dec. 31, 2020 CNY (¥)	Dec. 31, 2022 USD ($) shares	Mar. 31, 2022 shares	Jun. 18, 2020 shares
Related party transactions
Amount due to related parties	¥ (488)	¥ (519)		$ (71)
Amount due from related parties	5,577	5,272
Amount due from related parties	¥ 6,142	¥ 5,500		$ 891
Tencent Group [Member]
Related party transactions
Noncontrolling interest, ownership percentage by parent					2.30%
Common Class A [Member]
Related party transactions
Common stock, shares, issued | shares	2,793,298,344	2,731,123,330		2,793,298,344		152,912,100
Common Class A [Member] | Tencent Group [Member]
Related party transactions
Common stock, shares, issued | shares					460,000,000
Tencent Group
Related party transactions
Amount due from related parties	¥ 0	¥ 1,956
Tencent Group | Commission service revenue from cooperation on advertising business
Related party transactions
Revenues	44	248	¥ 355
Tencent Group | Services provided and products sold
Related party transactions
Revenues	77	553	375
Tencent Group | Services received and purchases
Related party transactions
Operating expenses	1,314	5,010	3,226
Dada Group
Related party transactions
Amount due to related parties	0	(337)
Dada Group | Services received
Related party transactions
Revenues	135	523	179
Operating expenses	212	1,087	2,200
Dada Group | Traffic support, marketing and promotion services
Related party transactions
Deferred revenues in relation to traffic support, marketing and promotion services to be provided to related parties	0	(83)
Dada Group | Non-compete agreement
Related party transactions
Other income	13	77	82
Other liabilities	0	(101)
ATRenew Group
Related party transactions
Amount due to related parties	0	(45)
Amount due from related parties	22
ATRenew Group | Services provided and products sold
Related party transactions
Revenues	806	894	664
ATRenew Group | Services received
Related party transactions
Operating expenses	4	31	32
ATRenew Group | Traffic support, marketing and promotion services
Related party transactions
Deferred revenues in relation to traffic support, marketing and promotion services to be provided to related parties	(610)	(1,038)
JD Technology
Related party transactions
Amount of over-due receivable transferred	237	77	493
JD Technology | Services provided and products sold
Related party transactions
Revenues	1,044	882	598
JD Technology | Payment processing and other services received
Related party transactions
Operating expenses	11,494	8,762	6,945
Amount due to related party for payment processing services	1,627	1,985	1,721
JD Technology | Loan
Related party transactions
Other income	301	253	31
Amount due from related parties	3,378	2,876
JD Technology | Other receivables from/(payables to)
Related party transactions
Amount due from related parties	(637)	(416)
JD Technology | Finance receivables past due over certain agreed period of time
Related party transactions
Accounts receivables transferred without recourse and derecognized	50,282	43,299	¥ 33,406
Related party transaction, Amounts of transaction	1,462
Major related parties
Related party transactions
Amount due to related parties	0	(382)
Deferred revenues in relation to traffic support, marketing and promotion services to be provided to related parties	(610)	(1,121)
Other liabilities	0	(101)
Related parties, other than the major related parties
Related party transactions
Amount due from related parties	¥ 565	¥ 492
Amount due from related parties as a percentage of total accounts receivable, net and prepayments and other current assets	1.58%	2.11%		1.58%
Amount due to and deferred revenues in relation to traffic support, marketing and promotion services to be provided to related parties	¥ 488	¥ 137
Amount due to and deferred revenues from related parties as a percentage of total accounts payable, advance from customers, accrued expenses and other current liabilities, deferred revenues and other non-current liabilities	0.20%	0.07%		0.20%
Related parties, other than the major related parties | Total net revenues | Related parties concentration risk
Related party transactions
Concentration risk (as a percentage)	0.26%	0.24%	0.15%
Related parties, other than the major related parties | Total operating expenses | Related parties concentration risk
Related party transactions
Concentration risk (as a percentage)	0.13%	0.17%	0.28%
Property Funds [Member] | Loan
Related party transactions
Other income	¥ 43	¥ 39	¥ 49
Amount due from related parties	1,746	769
Property Funds [Member] | Other receivables from
Related party transactions
Amount due from related parties	1,068	87
Property Funds [Member] | Lease and property management services received
Related party transactions
Operating expenses	¥ 1,249	¥ 1,180	¥ 838